Shareholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity and Regulatory Matters

Note 15 – Shareholders’ Equity and Regulatory Matters

The Company and its banking subsidiary are subject to certain requirements imposed by state and federal banking statutes and regulations. These requirements, among other things, establish minimum levels of capital, restrict the amount of dividends that may be distributed, and require that reserves on deposit liabilities be maintained in the form of vault cash or deposits with the Federal Reserve Bank.

For the reserve maintenance period in effect at December 31, 2017, the subsidiary bank was required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank in the aggregate amount of $1.7 million as reserves on deposit liabilities.

The Company and its subsidiary bank are subject to federal regulatory risk-based capital guidelines for banks and bank holding companies. Each must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices which measure Total Capital, Tier 1 Capital and Common Equity Tier 1 Capital to risk-weighted assets and Tier 1 Capital to average assets.

Bank regulatory agencies approved regulatory capital guidelines (“Basel III”) aimed at strengthening existing capital requirements for banking organizations. Under the final rules, minimum requirements increase for both the quantity and quality of capital held by the Company. The rules include a new common equity Tier 1 capital to risk-weighted assets minimum ratio of 4.50%, raise the minimum ratio of Tier 1 capital to risk-weighted assets from 4.00% to 6.00%, require a minimum ratio of total capital to risk-weighted assets of 8.00%, and require a minimum Tier 1 leverage ratio of 4.00%. A new capital conservation buffer, comprised of common equity Tier 1 capital, was also established above the regulatory minimum capital requirements. This capital conservation buffer will be phased in beginning January 1, 2016 at 0.625% of risk-weighted assets and increase each subsequent year by an additional 0.625% until reaching its final level of 2.50% on January 1, 2019. Strict eligibility criteria for regulatory capital instruments were also implemented under the final rules. The final rules also revise the definition and calculation of Tier 1 capital, total capital, and risk-weighted assets.

The phase-in period for the final rules became effective for the Company and its subsidiary bank on January 1, 2015, with full compliance of all the final rules’ requirements phased in over a multi-year schedule, to be fully phased-in by January 1, 2019. As of December 31, 2017, the Company and its subsidiary bank continue to exceed minimum capital standards and remain well-capitalized under the new rules.

Quantitative measures established by regulation to ensure capital adequacy and the Company’s consolidated capital ratios are set forth in the table below. The Company expects to meet or exceed these minimums without altering current operations or strategy.

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2017
Total Capital to Risk
Weighted Assets:
Consolidated	$57,638	14.1%	$32,814	8.0%	$41,017	10.0%
Uwharrie Bank	56,211	13.8%	32,596	8.0%	40,746	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	45,646	11.1%	24,610	6.0%	32,814	8.0%
Uwharrie Bank	53,753	13.2%	24,447	6.0%	32,596	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	34,997	8.5%	18,458	4.5%	26,661	6.5%
Uwharrie Bank	43,104	10.6%	18,336	4.5%	26,485	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	45,646	7.8%	23,271	4.0%	29,089	5.0%
Uwharrie Bank	53,753	9.3%	23,201	4.0%	29,001	5.0%

Note 15 – Shareholders’ Equity and Regulatory Matters (Continued)

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2016
Total Capital to Risk
Weighted Assets:
Consolidated	$57,084	14.8%	$30,910	8.0%	$38,637	10.0%
Uwharrie Bank	56,007	14.6%	30,691	8.0%	38,364	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	44,843	11.6%	23,182	6.0%	30,910	8.0%
Uwharrie Bank	53,300	13.9%	23,018	6.0%	30,691	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	34,220	8.9%	17,387	4.5%	25,114	6.5%
Uwharrie Bank	42,677	11.1%	17,264	4.5%	24,937	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	44,843	8.4%	21,372	4.0%	26,715	5.0%
Uwharrie Bank	53,300	10.0%	21,312	4.0%	26,640	5.0%

As of December 31, 2017, the most recent notification from the Federal Deposit Insurance Corporation categorized the Company’s subsidiary bank as being well capitalized under the regulatory framework for prompt corrective action. There have been no conditions or events since such notification that management believes would have changed the categorization.

In January 2013, the Company’s subsidiary bank issued $7.9 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series B. The preferred stock qualifies as Tier 1 capital at the subsidiary bank and pays dividends at a rate of 5.30%. The offering raised $7.9 million less issuance costs of $113,000.

During 2013, the Company’s subsidiary bank raised $2.8 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C. The preferred stock qualifies as Tier 1 capital at the bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights. The offering raised $2.8 million in new capital less total issuance costs of $23,000.

The total net amount of capital raised from Fixed Rate Noncumulative Perpetual Preferred Stock, Series B and Series C issued at the subsidiary bank level is presented as noncontrolling interest in the consolidated balance sheets.

All of the Company’s aforementioned investment in its subsidiary bank qualifies for Tier 1 capital treatment for the bank and is included as such in its year end capital ratios.

Stock Repurchase Program

On February 21, 1995, the Company’s Board of Directors authorized and approved a Stock Repurchase Program, to be reaffirmed annually, pursuant to which the Company may repurchase shares of the Company’s common stock for the primary purpose of providing liquidity to its shareholders. During 2017 the Company repurchased 75,709 shares of outstanding common stock and repurchased 69,938 during 2016.